UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21253

Pennsylvania Avenue Funds

(Exact name of registrant as specified in charter)

4201 Massachusetts Avenue NW 8037C, Washington, DC 20016

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code:(202) 364-8395

Date of fiscal year end:12/31

Date of reporting period: 9/30/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments
September 30, 2005 (unaudited)

Common Stocks - 77.57%
	Shares	Name	Value
Industrial Goods - 4.15%
	500	BEI Technologies Inc	$17,495
	350	Safety Components International Inc (*)	4,988
		Total Capital Goods	22,483

Consumer Goods - 9.56%
	600	Imperial Sugar Co	8,136
	500	Steven Madden Ltd (*)	11,460
	2,500	Vermont Teddy Bear Co., Inc. (The)	16,000
	800	Water PIK Technologies Inc (*)	16,240
		Total Consumer Cyclical	51,836

Consumer Non-Cyclical - 1.94%
	1,000	FAB Industries (*)	3,016
	500	Security Capital Corp (*)	7,500
		Total Consumer Non-Cyclical	10,516

Communication Services - 4.78%
	500	Hector Communications Corp	14,545
	500	Warwick Valley Tel	11,375
		Total Communication Services	25,920

Technology - 16.07%
	500	Acxiom Co	9,360
	25,999	Broadvision, Inc. (*)	21,319
	8,000	Canterbury Consulting Group Inc (*)	2,641
	2,000	Cherokee International Corp.	7,000
	3,000	Electronic Systems Technology Inc (*)	2,100
	5,000	I-MANY INC (*)	6,650
	1000	InfoUSA Inc	10,620
	2,000	iPass Inc.	10,760
	1,000	Merrimac Industries Inc (*)	9,117
	500	Midway Games Inc (*)	7,595
		Total Technology	87,162

Information Technology - 0.11%
	1,100	Information Resources Contingent Pymt Rts (*)	605
		Total Information Technology	$605

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
September 30, 2005 (unaudited)

Healthcare - 4.65%
	900	Beverly Enterprises Inc (*)	$11,025
	300	Renal Care Group Inc	14,196
		Total Healthcare	25,221

Financial - 6.87%
	2000	E-Loan Inc.	8,380
	300	Gold Banc Corporation Inc	4,470
	700	Sobieski Bancorp Inc (*)	2,408
	4,000	United Financial Mortgage Corp.	22,000
		Total Financial	37,258

Services - 15.83%
	400	Angelica Corp	7,140
	800	Circuit City	13,728
	600	Brookstone Inc	11,964
	600	Metals USA Inc	12,276
	9,000	Motion DNA Inc	2,520
	100	Neiman Marcus Class B	9,983
	4,000	PDS Gaming Corporation (*)	4,512
	600	Sands Regent (*)	5,616
	200	School Specialty, Inc	9,756
	2,000	TheStreet.com (*)	8,360
		Total Services	85,855

Utilities - 4.19%
	1,000	Baycorp Holdings LTD	13,700
	300	Northwestern Corp	9,057
		Total Business Services	22,757

Business Services - 4.63%
	900	Cornell Companies Inc (*)	13,239
	2,000	Correctional Services Corp	11,860
		Total Business Services	$25,099

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,
A SERIES OF THE PENNSYLVANIA AVENUE FUNDS

Schedule of Investments (continued)
September 30, 2005 (unaudited)

Basic Materials - 4.78%
500	CFC International Inc	$7,750
1,500	General Bearing Corp (*)	18,149
	Total Basic Materials	25,899

Energy - 0.00%
200	Petrocorp Inc ESCROW (*)	-
	Total Energy	-

	Total Common Stocks (Cost $410,215)	$420,611

Bonds - 11.54%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 (*)	$10,675
1,000	MCI INC NOTE 5.908% DUE 5−1−07	1,009
1,000	MCI INC NOTE 6.688% DUE 5−1−09	1,036
1,000	MCI INC NOTE 7.735% DUE 5−1−14	1,115
20,000	Mirant Corp BD (Dflt) 2.5% 6-15-21 (*)	20,750
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	2,794
40,000	8.875% WINN-Dixie (*)	25,200
	Total Bonds (Cost $49,506)	$62,579

Short-Term Investments - 11.11%
Shares	Name
60,256	Huntington Money Market Fund IV	$60,256
	Total Short Term Investments (Cost $60,256)	60,256

Total Investments - 100.22%		543,447

Other Assets and Liabilities: -0.22%		(1,193)

Net Assets - 100.00%		$542,254

 * Denotes non-income producing securities.

Item 2. Controls and Procedures.

(a) Thomas Kirchner, the President of the Pennsylvania Avenue Funds (the "Fund"), has concluded that the Fund's disclosure controls and provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) None.

Item 3. Exhibits.

The certification is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Pennsylvania Avenue Funds

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date 11/29/05

* Print the name and title of each signing officer under his or her signature.